Deferred Revenue - Summary of Change in Deferred Revenue (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income [abstract]
Beginning balance	$ 40,952
Transitional adjustment for IFRS 15	1,435
Finance expense	4,182
Upfront cash deposit		$ 44,151
Issuance of warrants		(1,876)
Amortization of deferred revenue	(3,295)	(1,323)
Ending balance	$ 43,274	$ 40,952